Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.
PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
At cost:
Electronic equipment	678,753	721,976	101,688
Software	475,935	516,039	72,683
Leasehold improvements	86,826	87,817	12,369
Motor vehicles	8,318	8,702	1,226
Office equipment	2,372	2,401	338
	1,252,204	1,336,935	188,304
Less: Accumulated depreciation	(996,906)	(1,136,075)	(160,013)
	255,298	200,860	28,291

Depreciation expense was RMB225.31 million, RMB226.09 million and RMB167.78 million (US$23.63million) for the years ended December 31, 2021, 2022 and 2023, respectively.